Real Estate Held for Sale (Details Narrative) (USD $)	12 Months Ended				1 Months Ended		1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Nov. 30, 2012 Commonwealth Avenue	Sep. 30, 2012 Commonwealth Avenue sqft	Aug. 31, 2013 Windlass Run	Sep. 30, 2012 Windlass Run
Warehouse/office build-out						500,000
Land acreage						50
Sales price					$ 2,000,000		$ 8,000,000
Gain before income taxes	7,333,000	0	0		1,116,000
Book value of property	$ 268,932,000	$ 262,564,000	$ 241,253,000	$ 225,630,000		$ 723,000		$ 2,753,000